Lease - Disclosure of quantitative information about leases (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Lease
At beginning of period		$ 1,776,102
Additions		23,531
Modification		5,351
Depreciation charge	$ 5,329	144,791
At end of period	$ 1,773,007	$ 1,773,007	¥ 1,773,007